Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Detail)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, intangible assets (in years)	10 years
Annual rate of amortization, intangible assets	10.00%
Annual average rate of amortization, intangible assets	7.00%
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	55 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Transmission [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Transmission [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.03%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	47 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Distribution [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Distribution [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.07%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	16 years
Annual average rate of depreciation and amortization, property, plant and equipment	4.00%
Communication [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Communication [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.15%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment (in years)	24 years
Annual average rate of depreciation and amortization, property, plant and equipment	4.00%
Administration and Service [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Administration and Service [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.20%